STOCKHOLDERS' EQUITY (DEFICIT) (Details)	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	0
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding (in shares)	0	0
Common Class A [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)	600,000,000	90,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares outstanding (in shares)	118,025,410	5,378,287
Number of votes per share | Vote	1
Common Class B [Member]
Common Stock [Abstract]
Common stock, shares authorized (in shares)	27,000,000	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares outstanding (in shares)	19,937,500	0
Number of votes per share | Vote	20